INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory, Net [Abstract]
Schedule Of Inventories
	December 31,
	2020	2019

Raw materials	1,821	1,860
Work-in-progress	1,348	1,607
Finished goods	535	268

	3,704	3,735